Fees Summary	Aug. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 65,017,544.16
Previously Paid Amount	0.00
Total Fee Amount	8,978.92
Total Offset Amount	8,978.92
Net Fee	$ 0.00
Combined Prospectus Table N/A	N/A